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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ];             Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Harvey P. Eisen
Address:   100 South Bedford Road, Mt. Kisco, New York, 10549

Form 13F File Number: 28-05211

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Harvey P. Eisen
Title:  Managing Member of Bedford Oak Advisors, LLC
Phone:  (914) 242-5700

Signature, Place, and Date of Signing:

/s/ Harvey P. Eisen                  Mt. Kisco, New York       February 11, 2002
-----------------------------        -------------------        ----------------
[Signature]                           [City, State]             [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
Name   Bedford Oak Partners, L.P.
       --------------------------

Form 13F File Number 28-05209
Name   Bedford Oak Advisors, LLC
       -------------------------

[Repeat as necessary.]